Leases - Schedule of Future Lease Payments Under Operating Leases (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2024 CNY (¥)		Jun. 30, 2024 USD ($)	[2]	Dec. 31, 2023 CNY (¥)		Dec. 31, 2023 USD ($)	[1]
Schedule of Future Lease Payments Under Operating Leases [Abstract]
FY2024	¥ 1,053				¥ 2,250
FY2025	2,118				2,262
FY2026	1,870				2,028
FY2027	1,087				1,246
FY2028	620				779
FY2029	290				465
FY2030	145
Total future lease payment	7,183				9,351	[1]	$ 1,317
less: imputed interest	(318)				(1,621)
Represent value of future lease payments	¥ 6,865	[2],[3]	$ 945		¥ 7,730	[4]

[1]	The Group’s commitment for minimum lease payments under the remaining operating leases as of December 31, 2023 is discussed in Note 15 LEASES.
[2]	Our commitment for minimum lease payments under the remaining operating leases as of June 30, 2024, 2022 is discussed in Note 15. LEASES.
[3]	Present value of future operating lease payments consisted of current portion of operating lease liabilities and non-current portion of operating lease liabilities, amounting to RMB1,811 (US$249) and RMB5,054 (US$695) as of June 30, 2024.
[4]	Present value of future operating lease payments consisted of current portion of operating lease liabilities and non-current portion of operating lease liabilities, amounting to RMB1,750 (US$246) and RMB5,980 (US$842) for the year ended December 31, 2023, respectively.